CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total USD ($)	Dropdown Predecessor [Member] USD ($)	Common Stock and Paid-in Capital [Member]	Accumulated Deficit [Member] USD ($)	Class A [Member] Common Stock and Paid-in Capital [Member] USD ($)	Class B [Member] Common Stock and Paid-in Capital [Member] USD ($)
Balance at Dec. 31, 2009	$ 802,208	$ 595,937		$ (40,482)	$ 246,628	$ 125
Balance, shares at Dec. 31, 2009			32,000
Net loss	(23,142)	(38,704)		15,562
Net change in parent's equity from Dropdown Predecessor	(241,430)	(241,430)
Proceeds from issuance of Class A common shares, net of offering costs	234,583				234,583
Proceeds from issuance of Class A common shares, net of offering costs, shares (note 3)			19,987
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, and Kaveri Spirit LLC from Teekay Corporation(note 1)	(168,684)	(204,068)		35,384
Acquisition of Esther Spirit LLC, and Iskmati Spirit LLC from Teekay Corporation (note 1)	(107,500)	(113,633)		6,133
Dividends declared	(55,244)			(55,244)
Balance at Dec. 31, 2010	440,791	(1,898)		(38,647)	481,211	125
Balance, shares at Dec. 31, 2010			51,987
Net loss	(113,075)	(104,010)		(9,065)
Net change in parent's equity from Dropdown Predecessor	194,701	194,701
Proceeds from issuance of Class A common shares, net of offering costs	107,105				107,105
Proceeds from issuance of Class A common shares, net of offering costs, shares (note 3)			9,890
Dividends declared	(51,358)			(51,358)
Balance at Dec. 31, 2011	578,164	88,793		(99,070)	588,316	125
Balance, shares at Dec. 31, 2011			61,877
Net loss	(370,181)	(9,163)		(361,018)
Net change in parent's equity from Dropdown Predecessor	70,404	70,404
Proceeds from issuance of Class A common shares, net of offering costs	65,771				65,771
Proceeds from issuance of Class A common shares, net of offering costs, shares (note 3)			17,250
Acquisition of interest in 13 vessels from Teekay Corporation (note 1)	(9,744)	(150,034)		121,942	18,348
Acquisition of interest in 13 vessels from Teekay Corporation (note 1), Shares			4,464
Dividends declared	(32,231)			(32,231)
Balance at Dec. 31, 2012	$ 302,183			$ (370,377)	$ 672,435	$ 125
Balance, shares at Dec. 31, 2012			83,591